Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Revenues	$ 1,973	$ 2,373	$ 2,431
Total revenues from related parties	1,973	2,373	2,431
Cost of services	(2,137)	(3,753)	(4,985)
General and administrative	(231)	(288)	(222)
Total expense from related parties	(2,368)	(4,041)	$ (5,207)
Current liabilities:
Accounts payable	2,725	2,500
Total liabilities from related parties	$ 2,725	$ 2,500